Trade and Other Receivables, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Account receivables sold during the period	$ 1,100	$ 1,500
Factoring agreements, amounts collected on behalf of others	$ 57	$ 110